LEASES - Components of lease cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
LEASES
Operating lease costs	$ 4,142	$ 5,050	$ 5,359
Short-term lease costs	196	218	309
Amortization of ROU assets		24	28
Interests			4
Sublease income	(1,965)	(1,351)
Total lease costs	2,373	3,941	5,700
Operating cash flows from operating leases	$ 4,272	5,152	5,707
Operating cash flows from financing leases		$ 34	44
Financing cash flows from financing leases			$ 4
Minimum
LEASES
Remaining lease term of leases	1 year
Maximum
LEASES
Remaining lease term of leases	5 years